A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Individual Variable Annuity Unit Trust During the past two years, investors have been faced with a series of extraordinary events that have profoundly affected our society, economy, and investment markets. We have witnessed the demise of the dot-com era, experienced a controversial presidential election and suffered through deplorable terrorist attacks. We also have had to grapple with anthrax threats and a war in Afghanistan.

These events had a negative impact on the stock market. After experiencing disappointing equity returns in 2000, investors were hoping for a rebound in 2001. However, these hopes faded quickly. The S&P 500, the Dow Jones Industrial Average and the NASDAQ Composite (three commonly used equity indices) posted negative returns during calendar 2001. These indices also posted negative returns in 2000, making this the first time we have had consecutive negative annual returns in these major stock indices since the 1970s.

For the second year in a row, bonds provided returns significantly higher than the typical equity fund. The average taxable bond fund earned 5.13% in 2001, 16 percentage points higher than the average stock fund. Overall, corporate bonds were the top-performing sector of the bond market, even though the credit quality of many borrowers suffered greatly as a result of the weakening economy and events such as the World Trade Center tragedy. The financial collapse of Enron Corporation, the largest company to ever file for bankruptcy, was another notable event in 2001.

As we enter 2002, we are cautiously optimistic. It is hoped that the combination of a stimulative monetary policy, tax cuts, declining inventory levels, and a successful war on terrorism will provide the necessary stimulus for positive economic growth and a fresh wave of bullishness for the stock market. Bonds should also benefit from an improving economic environment as the financial quality of corporate borrowers begins to improve. Bond prices are vulnerable, however, should interest rates move higher in reaction to a reversal later in the year of the Federal Reserve Bank's current stimulative interest rate policy. The tragic events of September 11 will remain forever etched in our memories. We at American United Life Insurance Company would like to express our heartfelt sympathy to everyone so personally affected. R. Stephen Radcliffe Chairman of the Board of Directors and_President of AUL American Series Fund, Inc. Indianapolis, Indiana January 31, 2002 Report of Independent Accountants

The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2001, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the mutual funds, provide a reasonable basis for our opinion.




Indianapolis, Indiana
February 1, 2002
AUL American Individual Variable Annuity Unit Trust statementS of net assets
December 31, 2001


                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $  3,855,165 $ 36,725,890  $ 5,709,528  $ 4,305,370  $ 1,479,186  $10,515,327



Net assets                  $  3,855,165 $ 36,725,890  $ 5,709,528  $ 4,305,370  $ 1,479,186  $10,515,327



Units outstanding                645,711   32,417,607      971,660      712,689      441,105    2,272,877



Accumulation unit value     $       5.97 $       1.13  $      5.88  $      6.04  $      3.35  $      4.63




                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund



Assets:

  Investments at value      $    684,652 $  7,882,884  $13,974,396  $ 3,990,329  $ 7,557,293



Net assets                  $    684,652 $  7,882,884  $13,974,396  $ 3,990,329  $ 7,557,293



Units outstanding                161,593    1,589,777    3,164,881      809,426    1,598,992



Accumulation unit value     $       4.24 $       4.96  $      4.42  $      4.93  $      4.73


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of net assets (continued)
December 31, 2001

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid-Cap
                             International & Growth       Growth      Small Cap     Growth


Assets:
  Investments at value      $    995,587 $  1,911,326  $15,974,443  $ 2,055,753  $ 1,611,328



Net assets                  $    995,587 $  1,911,326  $15,974,443  $ 2,055,753  $ 1,611,328



Units outstanding                217,946      417,648    3,525,503      768,352      313,493



Accumulation unit value     $       4.57 $       4.58  $      4.53  $      2.68  $      5.14




                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth


Assets:
  Investments at value      $  2,257,860 $  4,325,500  $ 8,297,284  $ 1,399,978  $ 1,658,102



Net assets                  $  2,257,860 $  4,325,500  $ 8,297,284  $ 1,399,978  $ 1,658,102



Units outstanding                528,259    1,263,071    1,537,211      238,860      331,592



Accumulation unit value     $       4.27 $       3.42  $      5.40  $      5.86  $      5.00


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of net assets (continued)
December 31, 2001

                                       Janus                    SAFECO                    INVESCO

                               Worldwide   Flexible                                           VIP-Financial
                                Growth      Income      RST Equity   RST Growth  VIF-Dynamics   Services


Assets:
  Investments at value      $  8,577,609 $  2,896,234  $ 1,694,772  $ 2,645,484  $   110,898  $    38,024



Net assets                  $  8,577,609 $  2,896,234  $ 1,694,772  $ 2,645,484  $   110,898  $    38,024



Units outstanding              1,730,283      505,442      418,561      409,107       21,967        7,568



Accumulation unit value     $       4.96 $       5.73  $      4.05  $      6.47  $      5.05  $      5.02




                                                   INVESCO

                              VIF-Health              VIF-Real Estate   VIF-
                               Sciences   VIF-Utilities Opportunity  High Yield


Assets:
  Investments at value      $     70,732 $     45,731  $     7,105  $    26,180



Net assets                  $     70,732 $     45,731  $     7,105  $    26,180



Units outstanding                 14,080       10,269        1,428        5,869



Accumulation unit value     $       5.02 $       4.45  $      4.98  $      4.46



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of OPERATIONS for the year ended December 31, 2001

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Investment income:
  Dividend income           $     43,718 $    722,083  $   274,663  $   104,041  $   162,196  $     6,905

  Net investment
   income                         43,718      722,083      274,663      104,041      162,196        6,905


Gain (loss) on investments:
  Net realized gain (loss)        13,491            -       70,736       53,300     (142,605)    (628,342)
  Realized gain distributions     183,835       -            -            140,351      -           649,152
  Net change in unrealized
   appreciation
   (depreciation)                 43,064          -      (178,055)     (12,224)    (207,031)  (1,989,843)

  Net gain (loss)                240,390           -      (107,319)     181,427     (349,636)  (1,969,033)


Increase (decrease) in
  net assets from operations$    284,108 $    722,083  $   167,344  $   285,468  $  (187,440) $(1,962,128)



                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund



Investment income:
  Dividend income           $     31,995 $    275,009  $   131,052  $    39,111  $    48,983

  Net investment
   income                         31,995      275,009      131,052       39,111       48,983


Gain (loss) on investments:
  Net realized gain (loss)     1,130,762     (252,551)    (185,472)     (31,607)    (347,006)
  Realized gain distributions   50,573        103,129      -            109,882      172,879
  Net change in unrealized
   appreciation
   (depreciation)               (162,133)    (445,389)    (1,540,529)  (253,852)    (747,831)

  Net gain (loss)              1,019,202     (594,811)  (1,726,001)    (175,577)    (921,958)


Increase (decrease) in
  net assets from operations$  1,051,197 $   (319,802) $(1,594,949) $  (136,466) $  (872,975)

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of OPERATIONS (continued) for the year ended December 31, 2001

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid-Cap
                             International & Growth       Growth      Small Cap     Growth


Investment income:
  Dividend income           $        645 $     11,095  $    34,761  $       457  $         -

  Net investment
   income                            645       11,095       34,761          457            -


Gain (loss) on investments:
  Net realized gain (loss)      (308,919)    (18,185)     (6,884,356)  1,293,366    (64,946)
  Realized gain distributions     71,290        -            1,884,950    -            104,522
  Net change in unrealized
   appreciation
   (depreciation)               (119,262)     (105,988)    3,384,433    (39,719)     (174,741)

  Net gain (loss)               (356,891)     (124,173)    (1,614,973)  1,253,647    (135,165)


Increase (decrease) in
  net assets from operations$   (356,246)           $  (113,078) $  (1,580,212)$ 1,254,104 $  (135,165)



                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth


Investment income:
  Dividend income           $          - $          -  $    97,225  $    24,397  $         -

  Net investment
   income                              -           -       97,225       24,397            -


Gain (loss) on investments:
  Net realized gain (loss)      (626,242)   (14,845,367)     (33,546)       2,706      289,421
  Realized gain distributions            -     2,167,297    126,163          -            -
  Net change in unrealized
   appreciation
   (depreciation)                218,454    7,106,607     (108,021)       6,735      143,194

  Net gain (loss)               (407,788)  (5,571,463)  (15,404)     9,441        432,615


Increase (decrease) in
  net assets from operations$   (407,788)$  (5,571,463)$ 81,821    $  33,838    $  432,615

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of OPERATIONS (continued) for the year ended December 31, 2001

                                       Janus                    SAFECO                    INVESCO

                               Worldwide   Flexible                                  VIF-     VIF-Financial
                                Growth      Income      RST Equity   RST Growth    Dynamics     Services

                                                                                For the periodFor the period
                                                                                 from 8/28/01 from 8/28/01
                                                                                (commencement)(commencement)
                                                                                  to 12/31/01  to 12/31/01


Investment income:
  Dividend income           $     42,952 $    130,640  $    12,545  $         -  $         -  $        77

  Net investment
   income                         42,952      130,640       12,545            -            -           77


Gain (loss) on investments:
  Net realized gain (loss)    (2,856,082)     5,277        (61,890)     (51,668)     194                -
  Realized gain distributions     -             -            -            55,648       54              939
  Net change in unrealized
   appreciation
   (depreciation)                764,314       (7,954)    (101,564)     464,539        4,688         (311)

  Net gain (loss)             (2,091,768)      (2,677)      (163,454)    468,519      4,936       628


Increase (decrease) in
  net assets from operations$(2,048,816) $    127,963  $  (150,909) $   468,519  $     4,936  $       705




The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of OPERATIONS (continued) for the year ended December 31, 2001

                                                    INVESCO

                              VIF-Health              VIF-Real Estate   VIF-
                               Sciences   VIF-Utilities Opportunity  High Yield

                            For the periodFor the periodFor the periodFor the period
                             from 8/28/01from 8/28/01  from 8/28/01 from 8/28/01
                            (commencement)(commencement)(commencement)(commencement)
                              to 12/31/01 to 12/31/01   to 12/31/01  to 12/31/01


Investment income:
  Dividend income           $          - $        135  $        75  $         1

  Net investment
   income                              -          135           75            1


Gain (loss) on investments:
  Net realized gain (loss)           466         (627)           -            1
  Realized gain distributions         12            -            -            -
  Net change in unrealized
   appreciation
   (depreciation)                    222          794          277           (8)

  Net gain (loss)                    700          167          277           (7)


Increase (decrease) in
  net assets from operations$        700 $        302  $       352  $        (6)


AUL American Individual Variable annuity Unit Trust statementS of changes in net assets

                                                       AUL American Series Fund


                                      Equity                 Money Market                  Bond


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase in net assets
from operations:
  Net investment income     $     43,718 $     55,848  $   722,083  $   175,739  $   274,663  $    69,778
  Net realized gain (loss)        13,491       (4,213)           -            -       70,736       (3,329)
  Realized gain distributions     183,835       -                -            -            -           -
  Net change in unrealized
   appreciation (depreciation)    43,064       20,578            -            -     (178,055)       8,406

Increase (decrease)
  in net assets
  from operations                284,108       72,213      722,083      175,739      167,344       74,855


Contract owner transactions:
   Proceeds from units sold    4,655,470      645,367  1,558,298,484 76,486,882   6,804,472  1,052,184
   Cost of units redeemed     (1,866,690)    (24,908)(1,535,869,818)(64,753,510)(2,410,530)  (202,201)
   Account charges               (26,002)    (3,480)      (363,732)    (38,523)     (48,459)   (7,822)

      Increase (decrease)      2,762,778      616,979   22,064,934   11,694,849    4,345,483      842,161


Net increase (decrease)        3,046,886      689,192   22,787,017   11,870,588    4,512,827      917,016
Net assets, beginning            808,279      119,087   13,938,873    2,068,285    1,196,701      279,685

Net assets, ending          $  3,855,165 $    808,279  $36,725,890  $13,938,873  $ 5,709,528  $ 1,196,701


Units sold                       841,964      130,570  1,392,580,561  70,608,930   1,179,450   202,330
Units redeemed                  (346,922)  (6,007)    (1,372,910,217)(59,865,907)  (425,872)   (40,728)


Net increase (decrease)          495,042      124,563   19,670,344   10,743,023      753,578      161,602
Units outstanding, beginning      150,669       26,106       12,747,263   2,004,240    218,082     56,480

Units outstanding, ending        645,711      150,669   32,417,607   12,747,263      971,660      218,082


The accompanying notes are an integral part of the financial statements.



AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                             AUL American Series Fund                       Fidelity


                                      Managed                  High Income                Growth


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase in net assets
from operations:
  Net investment income     $    104,041 $     44,182  $   162,196  $    32,348  $     6,905  $   439,736
  Net realized gain (loss)        53,300      (17,097)    (142,605)      (3,089)    (628,342)      74,382
  Realized gain distributions    140,351       -            -            -            649,152     -
  Net change in unrealized
   appreciation (depreciation)   (12,224)              53,051       (207,031)    (292,740)    (1,989,843)
   (1,770,258)

Increase (decrease)
  in net assets
  from operations                285,468       80,136     (187,440)    (263,481)  (1,962,128)  (1,256,140)


Contract owner transactions:
   Proceeds from units sold    4,682,977      545,363      830,016    1,326,521    5,773,269   10,730,826
   Cost of units redeemed     (1,301,193)   (181,113)    (374,639)    (213,636)    (2,757,271) (2,839,910)
   Account charges               (29,619) (5,516)      (18,138)     (11,618)     (130,288)   (95,776)

      Increase (decrease)      3,352,165      358,734      437,239    1,101,267    2,885,710    7,795,140


Net increase (decrease)        3,637,633      438,870      249,799      837,786      923,582    6,539,000
Net assets, beginning            667,737      228,867    1,229,387      391,601    9,591,745    3,052,745

Net assets, ending          $  4,305,370 $    667,737  $ 1,479,186  $ 1,229,387  $10,515,327  $ 9,591,745


Units sold                       824,697      111,861      228,192      293,295    1,177,244    1,683,035
Units redeemed                  (234,206)    (38,086)     (110,691)    (49,604)     (611,233)   (459,916)


Net increase (decrease)          590,491       73,775      117,501      243,691      566,011    1,223,119
Units outstanding, beginning     122,198       48,423       323,604      79,913       1,706,866   483,747

Units outstanding, ending        712,689      122,198      441,105      323,604    2,272,877    1,706,866



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                                               Fidelity


                                     Overseas                 Asset Manager              Index 500


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase in net assets
from operations:
  Net investment income     $     31,995 $     31,369  $   275,009  $   254,995  $   131,052  $    73,974
  Net realized gain (loss)     1,130,762      (73,129)    (252,551)     (33,219)    (185,472)      68,578
  Realized gain distributions    50,573        -            103,129      -            -           -
  Net change in unrealized
   appreciation (depreciation)  (162,133)  111,822      (445,389)    (426,563)    (1,540,529)   (1,094,977)

Increase (decrease)
  in net assets
  from operations              1,051,197       70,062     (319,802)    (204,787)  (1,594,949)    (952,425)


Contract owner transactions:
   Proceeds from units sold  203,170,633   24,908,933    3,416,596    6,428,497    7,046,592   12,631,527
   Cost of units redeemed   (204,202,478)(24,444,731)  (1,585,393)  (1,417,829)  (2,910,254) (3,739,195)
   Account charges          (34,188)        (7,723)      (101,529)    (56,481)     (163,383)   (109,451)

      Increase (decrease)     (1,066,033)   456,479       1,729,674    4,954,187  3,972,955     8,782,881


Net increase (decrease)          (14,836)     526,541      1,409,872    4,749,400    2,378,006   7,830,456
Net assets, beginning            699,488      172,947    6,473,012    1,723,612   11,596,390    3,765,934

Net assets, ending          $    684,652 $    699,488  $ 7,882,884  $ 6,473,012  $13,974,396  $11,596,390


Units sold                    41,001,304    4,558,059      686,825    1,209,915    1,573,737    2,344,365
Units redeemed               (40,969,849)    (4,453,951)  (348,567)    (278,561)    (717,306)   (715,857)


Net increase (decrease)           31,455      104,108      338,258      931,354      856,431    1,628,508
Units outstanding, beginning     130,138       26,030       1,251,519    320,165      2,308,450   679,942

Units outstanding, ending        161,593      130,138    1,589,777    1,251,519    3,164,881    2,308,450

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                                  Fidelity                           American Century


                                   Equity-Income               Contrafund            VP International


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase in net assets
from operations:
  Net investment income     $     39,111 $     71,544  $    48,983  $   334,450  $       645  $     5,926
  Net realized gain (loss)       (31,607)     (13,512)     (347,006)    (17,652)     (308,919)   (81,823)
  Realized gain distributions     109,882       -            172,879      -            71,290      -
  Net change in unrealized
   appreciation (depreciation)  (253,852)  110,419      (747,831)    (705,190)    (119,262)   63,158

Increase (decrease)
  in net assets
  from operations               (136,466)   168,451      (872,975)    (388,392)    (356,246)   (12,739)


Contract owner transactions:
   Proceeds from units sold    2,730,270    1,678,986    4,591,416    6,818,752   27,600,162   14,321,725
   Cost of units redeemed       (707,210)  (391,569)    (2,501,493)  (1,966,278)  (27,028,248)(13,625,041)
   Account charges               (43,619)   (17,717)     (93,089)     (59,514)     (14,913)   (6,200)

      Increase (decrease)      1,979,441    1,269,700    1,996,834    4,792,960      557,001      690,484


Net increase (decrease)        1,842,975    1,438,151    1,123,859    4,404,568      200,755      677,745
Net assets, beginning          2,147,354      709,203    6,433,434    2,028,866      794,832      117,087

Net assets, ending          $  3,990,329 $  2,147,354  $ 7,557,293  $ 6,433,434  $   995,587  $   794,832


Units sold                       548,737      351,895      972,565    1,204,933    5,104,996    2,200,434
Units redeemed                  (153,308)   (86,138)     (568,085)    (362,205)    (5,010,287) (2,092,297)


Net increase (decrease)          395,429      265,757      404,480      842,728       94,709      108,137
Units outstanding, beginning    413,997       148,240      1,194,512    351,784      123,237     15,100

Units outstanding, ending        809,426      413,997    1,598,992    1,194,512      217,946      123,237


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                 American Century                             Alger


                                VP Income & Growth            American Growth       American Small Cap

                                                                                             For the period
                                 Year        Year          Year         Year         Year      from 5/1/00
                                 ended       ended         ended        ended        ended   (commencement)
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01    to 12/31/00


Increase in net assets
from operations:
  Net investment income     $     11,095 $      1,706  $    34,761  $ 1,279,976  $       457  $        37
  Net realized gain (loss)       (18,185)      2,845        (6,884,356)  97,938       1,293,366   (7,647)
  Realized gain distributions            -        -            1,884,950    -            -           -
  Net change in unrealized
   appreciation (depreciation)  (105,988)   (88,406)     3,384,433    (3,747,435)  (39,719)   83,956

Increase (decrease)
  in net assets
  from operations               (113,078)  (83,855)     (1,580,212)  (2,369,521)  1,254,104   (91,566)


Contract owner transactions:
   Proceeds from units sold    1,126,190    1,355,904  112,315,835   15,753,117  492,899,674      913,943
   Cost of units redeemed       (250,653)  (227,766)    (108,125,394) (4,105,581)(492,750,946)   (122,272)
   Account charges               (18,059)  (8,835)      (196,087)    (136,575)    (44,941)   (2,243)

  Increase (decrease)            857,478    1,119,303    3,994,354   11,510,961      103,787      789,428


Net increase (decrease)          744,400    1,035,448    2,414,142    9,141,440    1,357,891      697,862
Net assets, beginning          1,166,926      131,478   13,560,301    4,418,861      697,862           -

Net assets, ending          $  1,911,326 $  1,166,926  $15,974,443  $13,560,301  $ 2,055,753  $   697,862


Units sold                       242,258      254,066   25,255,961    2,611,857  188,804,903      212,452
Units redeemed                   (58,302)    (43,871)     (24,368,934)    (706,335) (188,220,405) (28,598)


Net increase (decrease)          183,956      210,195      887,027    1,905,522      584,498      183,854
Units outstanding, beginning     233,692       23,497       2,638,476    732,954      183,854     -

Units outstanding, ending        417,648      233,692    3,525,503    2,638,476      768,352      183,854



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                      Calvert                                 PBHG

                                      Social
                                  Mid-Cap Growth                Growth II       Technology & Communications


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase in net assets
from operations:
  Net investment income     $          - $     52,015  $         -  $    43,099  $         -  $   711,566
  Net realized gain (loss)       (64,946)      6,448        (626,242)    (912,645) (14,845,367)  1,371,025
  Realized gain distributions     104,522       -            -            -            2,167,297   -
  Net change in unrealized
   appreciation (depreciation)  (174,741) (74,254)     218,454      7,028        7,106,607   (7,293,335)

Increase (decrease)
  in net assets
  from operations               (135,165) (15,791)     (407,788)    (862,518)    (5,571,463) (5,210,744)


Contract owner transactions:
   Proceeds from units sold    1,511,935      778,071  381,159,112   22,798,932  235,574,860   13,456,239
   Cost of units redeemed       (463,280)    (94,685)(380,867,616) (19,802,697) (231,743,526) (5,978,608)
   Account charges               (15,859)     (3,027)   (51,534)     (24,496)     (70,732)   (102,029)

      Increase (decrease)      1,032,796      680,359      239,962    2,971,739    3,760,602    7,375,602


Net increase (decrease)          897,631      664,568     (167,826)   2,109,221   (1,810,861)   2,164,858
Net assets, beginning            713,697       49,129    2,425,686      316,465    6,136,361    3,971,503

Net assets, ending          $  1,611,328 $    713,697  $ 2,257,860  $ 2,425,686  $ 4,325,500  $ 6,136,361


Units sold                       284,409      129,234   77,462,365    2,797,626   55,366,384    1,006,406
Units redeemed                   (92,875)     (16,639) (77,272,054)  (2,496,418) (54,957,575)   (472,237)


Net increase (decrease)          191,534      112,595      190,311      301,208      408,809      534,169
Units outstanding, beginning     121,959       9,364        337,948      36,740       854,262     320,093

Units outstanding, ending        313,493      121,959      528,259      337,948    1,263,071      854,262


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust sTatementS of changes in net assets (continued)

                                                             T. Rowe Price


                                   Equity Income            Limited-Term Bond         Mid-Cap Growth

                                                                   For the period            For the period
                                 Year        Year          Year     from 5/01/00     Year     from 5/01/00
                                 ended       ended         ended   (commencement)    ended   (commencement)
                               12/31/01    12/31/00      12/31/01    to 12/31/00   12/31/01    to 12/31/00


Increase in net assets
from operations:
  Net investment income     $     97,225 $    279,066  $    24,397  $     1,547  $         -  $     4,888
  Net realized gain (loss)       (33,546)     (65,340)     2,706        241          289,421     1,259
  Realized gain distributions    126,163       -            -            -            -           -
  Net change in unrealized
   appreciation (depreciation)  (108,021)   299,141      6,735        2,303        143,194   (1,335)

Increase (decrease)
  in net assets
  from operations                 81,821      512,867       33,838        4,091      432,615        4,812


Contract owner transactions:
   Proceeds from units sold    6,883,785    4,014,431    1,448,277      124,825   32,897,499      406,912
   Cost of units redeemed     (3,282,897)  (1,346,700)  (184,132)    (18,829)     (32,022,902)   (46,286)
   Account charges               (85,655)    (36,898)     (7,692)      (400)        (13,602)   (946)

      Increase (decrease)      3,515,233    2,630,833    1,256,453      105,596      860,995      359,680


Net increase (decrease)        3,597,054    3,143,700    1,290,291      109,687    1,293,610      364,492
Net assets, beginning          4,700,230    1,556,530      109,687           -       364,492            -

Net assets, ending          $  8,297,284 $  4,700,230  $ 1,399,978  $   109,687  $ 1,658,102  $   364,492


Units sold                     1,310,527      851,651      252,479       23,985    7,526,158       81,176
Units redeemed                  (656,960)  (298,776)    (33,922)     (3,682)      (7,266,786) (8,956)


Net increase (decrease)          653,567      552,875      218,557       20,303      259,372       72,220
Units outstanding, beginning    883,644       330,769      20,303       -            72,220      -

Units outstanding, ending      1,537,211      883,644      238,860       20,303      331,592       72,220


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                                    Janus                                 SAFECO


                                 Worldwide Growth           Flexible Income             RST Equity


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase in net assets
from operations:
  Net investment income     $     42,952 $    530,556  $   130,640  $    45,924  $    12,545  $     9,928
  Net realized gain (loss)    (2,856,082)     173,742      5,277        (4,269)      (61,890)    (51,789)
  Realized gain distributions       -             -            -            -            -           -
  Net change in unrealized
   appreciation (depreciation)   764,314   (2,319,493)      (7,954)      10,463     (101,564)     (93,944)

Increase (decrease)
  in net assets
  from operations             (2,048,816)   (1,615,195)  127,963      52,118       (150,909)   (135,805)


Contract owner transactions:
   Proceeds from units sold   35,544,718   10,689,338    2,166,662    1,199,511      914,405    1,490,935
   Cost of units redeemed    (32,679,242)  (2,908,345)  (583,459)    (316,897)    (344,170)   (742,079)
   Account charges              (112,230)   (75,938)     (24,790)     (8,699)      (20,373)   (14,088)

      Increase (decrease)      2,753,246    7,705,055    1,558,413      873,915      549,862      734,768


Net increase (decrease)          704,430    6,089,860    1,686,376      926,033      398,953      598,963
Net assets, beginning          7,873,179    1,783,319    1,209,858      283,825    1,295,819      696,856

Net assets, ending          $  8,577,609 $  7,873,179  $ 2,896,234  $ 1,209,858  $ 1,694,772  $ 1,295,819


Units sold                     5,827,805    1,410,223      387,142      234,617      217,646      311,148
Units redeemed                (5,329,295)    (413,751)    (109,178)    (63,842)     (88,886)    (160,467)


Net increase (decrease)          498,510      996,472      277,964      170,775      128,760      150,681
Units outstanding, beginning   1,231,773     235,301      227,478      56,703       289,801     139,120

Units outstanding, ending      1,730,283    1,231,773      505,442      227,478      418,561      289,801



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                      SAFECO                                 INVESCO

                                                          VIF-      VIF-Financial VIF-Health
                                    RST Growth          Dynamics      Services     Sciences  VIF-Utilities

                                                      For the periodFor the periodFor the periodFor the period
                                 Year        Year      from 8/28/01 from 8/28/01 from 8/28/01 from 8/28/01
                                 ended       ended    (commencement)(commencement)(commencement)(commencement)
                               12/31/01    12/31/00     to 12/31/01  to 12/31/01  to 12/31/01  to 12/31/01


Increase in net assets
from operations:
  Net investment income     $          - $    114,101  $         -  $        77  $         -  $       135
  Net realized gain (loss)       (51,668)     13,310            194          -            466         (627)
  Realized gain distributions     55,648        -            54           939          12          -
  Net change in unrealized
   appreciation (depreciation)   464,539     (219,083)       4,688         (311)         222          794

Increase (decrease)
  in net assets
  from operations                468,519      (91,672)       4,936          705          700          302


Contract owner transactions:
   Proceeds from units sold    1,637,146    1,247,297      106,926       37,373       80,408       56,561
   Cost of units redeemed       (487,501)   (270,796)    (813)        -            (10,239)   (11,062)
   Account charges               (20,572)    (8,091)      (151)        (54)         (137)   (70)

      Increase (decrease)      1,129,073      968,410      105,962       37,319       70,032       45,429


Net increase (decrease)        1,597,592      876,738      110,898       38,024       70,732       45,731
Net assets, beginning          1,047,892      171,154            -            -            -            -

Net assets, ending          $  2,645,484 $  1,047,892  $   110,898  $    38,024  $    70,732  $    45,731


Units sold                       306,576      211,138       22,159        7,579       16,150       12,845
Units redeemed                   (90,540)     (47,658)     (192)        (11)         (2,070)     (2,576)


Net increase (decrease)          216,036      163,480       21,967        7,568       14,080       10,269
Units outstanding, beginning     193,071       29,591       -            -            -           -

Units outstanding, ending        409,107      193,071       21,967        7,568       14,080       10,269


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                      INVESCO

                            VIF-Real Estate  VIF-
                              Opportunity High Yield

                            For the periodFor the period
                             from 8/28/01from 8/28/01
                            (commencement)(commencement)
                              to 12/31/01 to 12/31/01


Increase in net assets
from operations:
  net investment income     $         75 $          1
  Net realized gain (loss)             -            1
  Realized gain distributions          -            -
  Net change in unrealized
   appreciation (depreciation)       277           (8)

Increase (decrease)
  in net assets
  from operations                    352           (6)


Contract owner transactions:
   Proceeds from units sold        6,766       26,559
   Cost of units redeemed              -         (315)
   Account charges                   (13)         (58)

      Increase (decrease)          6,753       26,186


Net increase (decrease)            7,105       26,180
Net assets, beginning                  -            -

Net assets, ending          $      7,105 $     26,180


Units sold                         1,431        5,952
Units redeemed                        (3)        (83)


Net increase (decrease)            1,428        5,869
Units outstanding, beginning          -             -

Units outstanding, ending          1,428        5,869


   The accompanying notes are an integral part of the financial statements. notes to financial statements
   1.    Summary of Significant Accounting Policies

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income and Overseas) and Fidelity Variable Insurance Products Fund II_(Asset Manager, Contrafund, Index
500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T Rowe Price Fixed Income Series, Inc. (T. Rowe Price), INVESCO Funds (INVESCO), and PBHG Insurance Series Fund, Inc. (PBHG). Security Valuation Transactions and Related Income The market value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Commencing in 2001, realized capital gains distributions have been presented as net realized capital gain distributions from investment in portfolio shares in the statement of operations. Related Party Transactions AUL American Series Fund, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows: Equity 0.50% Bond 0.50% Money Market 0.40% Managed 0.50% Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. In addition to these fees, account charges are paid to AUL as described below. Taxes Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed. Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges With respect to variable individual annuity policies funded by the Variable Account, total account charges during the period ended December 31, 2001 and December 31, 2000 were $1,749,085 and $842,086, respectively.
Account charges are recorded as a redemption in the accompanying statement of changes in net assets. Deductions are as follows: No Withdrawal Charge Contract:
AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income notes to financial statements (continued)

 2.  Account  Charges  (continued)  taxes
incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen. Withdrawal Charge
Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.10% to 1.25% per year for the first 10 policy years and from .90% to 1.05% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges on surrenders exceeding 12% of the account value range from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


3. Accumulation Unit Value A summary of unit values, net assets, expense ratios_(excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, 2001, or from commencement of operations are prescribed below. The total returns presented are based on the change in unit values extended to six decimal places, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included. Expenses as a Unit Net Assets % of Average Total Value (000s) Net Assets Return

   AUL American Series Fund:
      Equity
                December 31, 2001 $     5.97   $     3,855          N           11.3%
                             2000       5.36           808          N           17.6%
                             1999       4.56           119          N           (8.8%)
                         4/30/99*       5.00             -          N            -
      Money Market
                December 31, 2001       1.13        36,726          N            3.6%
                             2000       1.09        13,939          N            6.0%
                             1999       1.03         2,068          N            3.2%
                         4/30/99*       1.00             -          N            -
      Bond
                December 31, 2001       5.88         5,710          N            7.1%
                             2000       5.49         1,197          N           10.8%
                             1999       4.95           280          N           (1.0%)
                         4/30/99*       5.00             -          N            -
      Managed
                December 31, 2001       6.04         4,305          N           10.6%
                             2000       5.46           668          N           15.6%
                             1999       4.73           229          N           (5.5%)
                         4/30/99*       5.00             -          N            -
*Commenced operations.

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   Fidelity:
      High Income
                December 31, 2001 $     3.35   $     1,479          N          (11.8%)
                             2000       3.80         1,229          N          (22.5%)
                             1999       4.90           392          N           (2.0%)
                         4/30/99*       5.00             -          N            -
      Growth
                December 31, 2001       4.63        10,515          N          (17.8%)
                             2000       5.62         9,592          N          (11.0%)
                             1999       6.31         3,053          N           26.2%
                         4/30/99*       5.00             -          N            -
      Overseas
                December 31, 2001       4.24           684          N          (21.0%)
                             2000       5.37           699          N          (19.1%)
                             1999       6.64           173          N           32.9%
                         4/30/99*       5.00             -          N            -
      Asset Manager
                December 31, 2001       4.96         7,883          N           (4.1%)
                             2000       5.17         6,473          N           (3.9%)
                             1999       5.38         1,724          N            7.7%
                         4/30/99*       5.00             -          N            -
      Index 500
                December 31, 2001       4.42        13,974          N          (12.1%)
                             2000       5.02        11,596          N           (9.3%)
                             1999       5.54         3,766          N           10.8%
                         4/30/99*       5.00             -          N            -
      Equity-Income
                December 31, 2001       4.93         3,990          N           (5.0%)
                             2000       5.19         2,147          N            8.4%
                             1999       4.78           709          N           (4.3%)
                         4/30/99*       5.00             -          N            -
      Contrafund
                December 31, 2001       4.73         7,557          N          (12.2%)
                             2000       5.39         6,433          N           (6.6%)
                             1999       5.77         2,029          N           15.4%
                         4/30/99*       5.00             -          N            -

*Commenced operations.

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)


                                                           Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   American Century:
      VP International
                December 31, 2001 $     4.57   $       996          N          (29.2%)
                             2000       6.45           795          N          (16.8%)
                             1999       7.75           117          N           55.1%
                         4/30/99*       5.00             -          N            -
      VP Income & Growth
                December 31, 2001       4.58         1,911          N           (8.4%)
                             2000       4.99         1,167          N          (10.6%)
                             1999       5.59           131          N           11.7%
                         4/30/99*       5.00             -          N            -
   Alger:
      American Growth
                December 31, 2001       4.53        15,974          N          (11.8%)
                             2000       5.14        13,560          N          (14.8%)
                             1999       6.03         4,419          N           20.6%
                         4/30/99*       5.00             -          N            -
      American Small Cap
                December 31, 2001       2.68         2,056          N          (29.5%)
                             2000       3.80           698          N          (24.1%)
                         4/30/00*       5.00             -          N            -
   Calvert:
      Social Mid-Cap Growth
                December 31, 2001       5.14         1,611          N          (12.2%)
                             2000       5.85           714          N           11.5%
                             1999       5.25            49          N            4.9%
                         4/30/99*       5.00             -          N            -
   PBHG:
      Growth II
                December 31, 2001       4.27         2,258          N          (40.5%)
                             2000       7.18         2,426          N          (16.7%)
                             1999       8.61           316          N            -
                         4/30/99*       5.00             -          N            -
      Technology & Communications
                December 31, 2001       3.42         4,326          N          (52.3%)
                             2000       7.18         6,136          N          (42.1%)
                             1999      12.41         3,972          N            -
                         4/30/99*       5.00             -          N            -
*Commenced operations.

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   T. Rowe Price:
      Equity Income
                December 31, 2001 $     5.40   $     8,297          N            1.5%
                             2000       5.32         4,700          N           13.0%
                             1999       4.71         1,557          N           (5.9%)
                         4/30/99*       5.00             -          N            -
      Limited-Term Bond
                December 31, 2001       5.86         1,400          N            8.5%
                             2000       5.40           110          N            8.1%
                          5/1/00*       5.00            -           N            -
      Mid-Cap Growth
                December 31, 2001       5.00         1,658          N           (0.9%)
                             2000       5.05           364          N            0.9%
                          5/1/00*       5.00             -          N            -
   Janus:
      Worldwide Growth
                December 31, 2001       4.96         8,578          N          (22.4%)
                             2000       6.39         7,873          N          (15.7%)
                             1999       7.58         1,783          N           51.6%
                         4/30/99*       5.00             -          N            -
      Flexible Income
                December 31, 2001       5.73         2,896          N            7.7%
                             2000       5.32         1,210          N            6.3%
                             1999       5.01           284          N            0.1%
                         4/30/99*       5.00             -          N            -
   SAFECO:
      RST Equity
                December 31, 2001       4.05         1,695          N           (9.4%)
                             2000       4.47         1,296          N          (10.8%)
                             1999       5.01           697          N            0.2%
                         4/30/99*       5.00             -          N            -
      RSt Growth
                December 31, 2001       6.47         2,645          N           19.1%
                             2000       5.43         1,048          N           (6.2%)
                             1999       5.78           171          N           15.7%
                         4/30/99*       5.00             -          N            -
*Commenced operations.

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                            Expenses as a
                                      Unit       Net Asset  % of Average      Total
                                      Value       (000s)     Net Assets      Return

Invesco:
      VIF-Dynamics
                December 31, 2001 $     5.05   $       111          N            1.0%
                         8/28/01*       5.00             -          N            -
      VIF-Financial Services
                December 31, 2001       5.02            38          N            0.5%
                         8/28/01*       5.00             -          N            -
      VIF-Health Sciences
                December 31, 2001       5.02            71          N            0.5%
                         8/28/01*       5.00             -          N            -
      VIF-Utilities
                December 31, 2001       4.45            46          N          (10.9%)
                         8/28/01*       5.00             -          N            -
      VIF-Real Estate Opportunity
                December 31, 2001       4.98             7          N           (0.5%)
                         8/28/01*       5.00             -          N            -
      VIF-High Yield
                December 31, 2001       4.46            26          N          (10.4%)
                         8/28/01*       5.00             -          N            -
*Commenced operations.

   notes to financial statements (continued)
   4.    Cost of Investments

   The cost of investments at December 31, 2001, is:
         AUL American Series Fund:
     Equity              $    3,815,403
     Money Market            36,725,890
     Bond                     5,895,329
     Managed                  4,296,661
   Fidelity:
     High Income              1,970,110
     Growth                  13,930,485
     Overseas                   719,680
     Asset Manager            8,691,074
     Index 500               16,382,072
     Equity-Income            4,128,006
     Contrafund               8,801,666
   American Century:
     VP International         1,047,865
     VP Income
     & Growth               2,099,200
   Alger:
     American Growth         15,877,055
     American Small Cap       2,179,429
   Calvert:
     Social Mid-Cap
     Growth                 1,859,661
   PBHG:
     Growth II           $    1,980,672
     Technology &
     Communications         3,186,748
   T. Rowe Price:
     Equity Income            8,177,875
     Limited-Term Bond        1,391,434
     Mid-Cap Growth           1,516,244
   Janus:
     Worldwide Growth         9,738,962
     Flexible Income          2,901,144
   SAFECO:
     RST Equity               1,912,610
     RST Growth               2,495,052
   INVESCO:
     VIF-Dynamics               106,210
     VIF-Financial
     Services                  38,336
     VIF-Health Sciences         70,509
     VIF-Utilities               44,937
     VIF-Real Estate
     Opportunity                6,828
VIF-High Yield             26,188

5.    Mutual Fund Shares
   Mutual fund shares owned at December 31, 2001:
         AUL American Series Fund:
     Equity                     209,588
     Money Market            36,725,890
     Bond                       533,701
     Managed                    298,756
   Fidelity:
     High Income                230,762
     Growth                     312,863
     Overseas                    49,560
     Asset Manager              543,272
     Index 500                  107,438
     Equity-Income              175,399
     Contrafund                 375,424
   American Century:
     VP International           151,075
     VP Income
     & Growth                 295,871
   Alger:
     American Growth            434,442
     American Small Cap         124,214
   Calvert
     Social Mid-Cap
     Growth                    63,165
   PBHG:
     Growth II                  200,877
     Technology &
     Communications         1,326,840
   T Rowe Price:
     Equity Income              432,827
     Limited-Term Bond          276,675
     Mid-Cap Growth              90,805
   Janus:
     Worldwide Growth           300,547
     Flexible Income            248,391
   Safeco:
     RST Equity                  69,122
     RST Growth                 120,854
   INVESCO:
     VIF-Dynamics                 6,962
     VIF-Financial
     Services                   1,396
     VIF-Health Sciences          1,397
     VIF-Utilities                3,997
     VIF-Real Estate
     Opportunity                  971
VIF-High Yield             7,173
   notes to financial statements (continued)
   6.    Net Assets
   Net Assets at December 31, 2001 are:

                                                 AUL American Series Fund

                                 Equity        Money Market         Bond            Managed

Proceeds from units sold    $      5,439,394 $ 1,638,248,108  $     8,214,936  $     5,555,618
Cost of units redeemed            (1,909,428)(1,602,029,559)       (2,690,426)       (1,578,112)
Account charges                      (29,922)    (407,846)        (57,003)          (35,808)
Net investment income                123,375        915,187          359,772          181,183
Net realized gain (loss)               8,149               -           68,050           33,429
Realized gain distributions          183,835               -                -          140,351
Unrealized appreciation
   (depreciation)                     39,762               -         (185,801)           8,709

                            $      3,855,165 $    36,725,890  $     5,709,528  $     4,305,370



                                                         Fidelity

                               High Income        Growth          Overseas       Asset Manager

Proceeds from units sold    $      2,584,643 $    19,932,806  $   228,509,785  $    11,816,187
Cost of units redeemed              (631,864)     (6,337,978)      (228,935,218)     (3,318,251)
Account charges                      (30,875)      (233,131)        (42,331)          (161,265)
Net investment income                194,544         446,642           63,364          530,005
Net realized gain (loss)            (146,338)       (527,006)        1,073,507         (278,731)
Realized gain distributions                -         649,152           50,573          103,129
Unrealized appreciation
   (depreciation)                   (490,924)    (3,415,158)      (35,028)            (808,190)

                            $      1,479,186 $    10,515,327  $       684,652  $     7,882,884



                                                                                   American
                                                 Fidelity                           Century

                                                                                      VP
                                Index 500      Equity-Income     Contrafund      International

Proceeds from units sold    $     23,697,839 $     5,215,364  $    13,685,900  $    42,510,457
Cost of units redeemed            (7,123,059)     (1,198,784)      (4,935,080)       (41,170,138)
Account charges                     (280,394)        (63,078)         (157,734)         (21,418)
Net investment income                205,026         110,655          383,433            6,572
Net realized gain (loss)            (117,341)        (46,033)         (347,730)         (348,898)
Realized gain distributions                0         109,882          172,879           71,290
Unrealized appreciation
   (depreciation)                 (2,407,675)     (137,677)        (1,244,375)         (52,278)

                            $     13,974,396 $     3,990,329  $     7,557,293  $       995,587

   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at December 31, 2001 are:

                                American
                                 Century                   Alger                    Calvert

                                VP Income        American         American      Social Mid-Cap
                                & Growth          Growth          Small Cap         Growth

Proceeds from units sold    $      2,618,010 $   133,249,418  $   493,813,618  $     2,334,795
Cost of units redeemed              (489,869)    (113,472,626)    (492,873,218)     (557,965)
Account charges                      (27,181)    (342,905)        (47,184)          (18,992)
Net investment income                 12,801       1,314,737              494           55,800
Net realized gain (loss)             (14,561)     (6,756,519)      1,285,719         (58,498)
Realized gain distributions                -       1,884,950                -          104,522
Unrealized appreciation
   (depreciation)                   (187,874)       97,388           (123,676)   (248,334)

                            $      1,911,326 $    15,974,443  $     2,055,753  $     1,611,328



                                          PBHG                          T. Rowe Price

                                                  Tech &                         Limited-Term
                                Growth II          Comm.        Equity Income        Bond

Proceeds from units sold    $    404,271,186 $   252,136,445  $    12,698,218  $     1,574,091
Cost of units redeemed          (400,719,213)   (238,303,201)    (4,853,418)       (202,961)
Account charges                      (76,471)     (179,554)        (127,062)         (8,091)
Net investment income                 43,099         711,566          439,734           25,448
Net realized gain (loss)          (1,537,928)     (13,345,809)     (105,760)         2,947
Realized gain distributions                -       2,167,297          126,163                -
Unrealized appreciation
   (depreciation)                    277,187       1,138,756          119,409            8,544

                            $      2,257,860 $     4,325,500  $     8,297,284  $     1,399,978



                              T. Rowe Price                Janus

                                 Mid-Cap         Worldwide        Flexible
                                 Growth           Growth           Income

Proceeds from units sold    $     33,304,411 $    47,705,202  $     3,692,152
Cost of units redeemed           (32,069,188)     (35,665,709)     (944,552)
Account charges                      (14,547)       (192,156)        (34,076)
Net investment income                  4,888         573,509          185,959
Net realized gain (loss)             290,680      (2,681,884)           1,661
Realized gain distributions                -               -                -
Unrealized appreciation
   (depreciation)                    141,858      (1,161,353)          (4,910)

                            $      1,658,102 $     8,577,609  $     2,896,234



   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at December 31, 2001 are:

                                         SAFECO                            INVESCO

                                                                    VIF-         VIF-Financial
                               RST Equity       RST Growth        Dynamics         Services

Proceeds from units sold    $      3,157,566 $     3,174,340  $       106,926  $        37,373
Cost of units redeemed            (1,154,766)     (782,130)        (813)             -
Account charges                      (36,609)      (29,041)         (151)             (54)
Net investment income                 59,463         114,101                -               77
Net realized gain (loss)            (113,044)         (37,866)         194               -
Realized gain distributions                -          55,648               54              939
Unrealized appreciation
   (depreciation)                   (217,838)         150,432          4,688             (311)

                            $      1,694,772 $     2,645,484  $       110,898  $        38,024



                                                          INVESCO

                               VIF-Health                      VIF-Real Estate       VIF-
                                Sciences       VIF-Utilities     Opportunity      High Yield

Proceeds from units sold    $         80,408 $        56,561  $         6,766  $        26,559
Cost of units redeemed               (10,239)         (11,062)         (0)               (315)
Account charges                         (137)           (70)             (13)              (58)
Net investment income                      0             135               75                1
Net realized gain (loss)                 466            (627)               -                1
Realized gain distributions               12               -                -                -
Unrealized appreciation
   (depreciation)                        222             794              277               (8)

                            $         70,732 $        45,731  $         7,105  $        26,180

FINANCIAL HIGHLIGHTS The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are not annualized. This information pertains to year 2001 only.


 AUL American Series Fund:
     Equity                       2.0%
     Money Market                 3.6%
     Bond                         7.4%
     Managed                      4.4%
   Fidelity:
     High Income                 11.3%
     Growth                       0.1%
     Overseas                     1.5%
     Asset Manager                3.7%
     Index 500                    1.0%
     Equity-Income                1.2%
     Contrafund                   0.7%
   American Century:
     VP International             0.1%
     VP Income & Growth           0.8%
   Alger:
     American Growth              0.2%
     American Small Cap           0.0%
   Calvert:
     Social Mid-Cap Growth        0.0%
   PBHG:
     Growth II                    0.0%
     Technology &
     Communications             0.0%
   T. Rowe Price:
     Equity Income                1.5%
     Limited-Term Bond            4.2%
     Mid-Cap Growth               0.0%
   Janus:
     Worldwide Growth             0.5%
     Flexible Income              6.5%
   SAFECO:
     RST Equity                   0.8%
     RST Growth                   0.0%
   INVESCO:
     VIF-Dynamics*                0.0%
     VIF-Financial Services*      0.6%
     VIF-Health Sciences*         0.0%
     VIF-Utilities*               0.9%
     VIF-Real Estate*
     Opportunity*               2.1%
 VIF-High Yield*             0.0%
  *Commenced operations 8/28/01.